Fair Value Measurements - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge	¥ 143,534	$ 21,140
Maximum | Short-term Investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term available-for-sale debt investments maturity	1 year	1 year
Produced content predominantly monetized on its own [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge	¥ 186,933	$ 27,532
Licensed Copyrights [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge	390,299	57,485
Produced Content [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge	¥ 209,701	$ 30,886